Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combinations
5	Business Combinations
Business Combinations during the year ended December 31, 2021
BioNTech R&D (Austria) GmbH, or BioNTech Austria (previously PhagoMed Biopharma GmbH)
On October 1, 2021, BioNTech Austria, an Austrian biotechnology company, specialized in the development of a new class of antibacterials, was fully acquired to expand our infectious disease portfolio capabilities.
The total consideration comprised an upfront consideration of €50.0 million (less acquired debt) of which €23.2 million are considered remuneration and will be recognized as personnel expense over a three-year period in which services are to be provided. An additional consideration of maximum €100.0 million is dependent the achievement of certain clinical development milestones. At the acquisition date, the contingent consideration was recognized with its fair value of €5.5 million and is presented as non-current
financial liabilities in the consolidated statements of financial position (see Note 12).

The final fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech Austria as of the date of acquisition were as follows:

Fair value recognized on acquisition
(in millions)	BioNTech R&D (Austria) GmbH
Assets
Intangible assets	€43.3
Other non-financial assets non-current and current	1.5

Total assets	€44.8

Liabilities
Other non-financial liabilities non-current and current	15.4

Total liabilities	€15.4

Total identifiable net assets at fair value	€29.4

Bargain purchase	(2.2)

Consideration transferred	€27.2

Consideration
Cash paid	21.7
Contingent consideration liability	5.5

Total consideration	€27.2

(in millions)	BioNTech R&D (Austria) GmbH
Transaction costs of the acquisition (included in cash flows from operating activities)	€(0.5)
Net cash acquired (included in cash flows used in investing)	0.9
Cash paid (included in cash flow used in investing activities)	(21.7)

Net cash flow on acquisition	€(21.3)

The intangible assets comprise a
pre-clinical
candidate,
PM-477
as well as a platform.
A bargain purchase of €2.2 million was recognized in other operating income.
The consolidated statements of profit or loss include the results of BioNTech Austria since the acquisition date. From the date of acquisition through December 31, 2021, BioNTech Austria did not have any significant impact on the operating income or the revenues of the Group. The same applies if the transaction had occurred at the beginning of the reporting period.